Scope of consolidation - Summary of operating results excluded from Consolidated Income Statement, Faurecia (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Net revenues	€ 149,419	€ 47,656	[1]	€ 58,993	[1]
Expenses	119,943	38,250	[1]	46,625	[1]
Net financial (income)/expenses	(734)	(94)	[1]	(124)	[1]
Profit before taxes	14,392	2,916	[1]	3,531	[1]
Share of the profit/(loss) of equity method investees	737	(74)	[1]	(62)	[1]
Profit/(loss) from discontinued operations, net of tax	€ 990	(315)	[1]	663	[1]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net revenues		13,078		15,738
Expenses		13,033		14,724
Net financial (income)/expenses		(223)		(220)
Profit before taxes		(178)		794
Tax (income)/expense		(124)		(168)
Share of the profit/(loss) of equity method investees		(13)		37
Profit/(loss) from discontinued operations, net of tax		€ (315)		€ 663

[1]	Refer to Note 3, Scope of consolidation